PIMCO RAFI ESG US ETF Shareholder Fees	Jun. 30, 2025 USD ($)
PIMCO RAFI ESG US ETF | PIMCO RAFI ESG US ETF
Prospectus [Line Items]
Shareholder Fee, Other